Fair Value of Financial Instruments - Narrative (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Quoted market value per share (in dollars per share)	$ 42.94	$ 33.68